Investment Risks - Fitz-Gerald Must Have Dividend Portfolio(R) ETF	Nov. 13, 2026
Dividend and Income Risk [Member]
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Dividend and Income Risk. Companies that have historically paid dividends may reduce or eliminate their dividends in the future, particularly during periods of financial stress or economic downturn. A reduction in dividend payments by Fund holdings would reduce the income generated by the Fund and may cause the Fund’s share price to decline. There is no guarantee that the companies in the Fund’s portfolio will continue to pay dividends at their historical rates or at all. The Fund’s focus on dividend-paying securities may also cause it to underperform relative to funds that do not have such a focus during periods when dividend-paying stocks are out of favor. High dividend yields can sometimes indicate financial distress rather than a healthy capital return program. The Sub-Adviser seeks to avoid so-called “dividend traps”—companies with high current yields that are likely to be cut—but there is no guarantee that the Sub-Adviser’s screening process will successfully identify all such situations.

Shareholder Yield Risk [Member]
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Shareholder Yield Risk. The Fund’s emphasis on total shareholder yield—including buyback yield and debt paydown yield in addition to dividend yield—involves reliance on management decisions that may change without notice. Companies may alter or suspend buyback programs, change debt management strategies, or redirect capital in ways that reduce overall shareholder yield. The Sub-Adviser’s assessment of future shareholder yield is forward-looking and may prove incorrect.

Equity Market Risk [Member]
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Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks, such as those held by the Fund, are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors. Factors that could impact the market value of an equity security include a company’s business performance, investor perceptions, stock market trends and general economic conditions.

Thematic Investing Risk [Member]
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Thematic Investing Risk. The Fund’s investment strategy focuses on companies aligned with one or more of the 5Ds, described above. This thematic approach may prevent the Fund from buying or selling certain securities at optimal times and could impact performance compared to broader, more diversified funds. The Fund relies on the Sub-Adviser’s proprietary system and investment process for the identification of securities for inclusion in the Fund that reflect the themes of the 5Ds.

Because certain 5D themes may be closely associated with innovation and technology adoption, the Fund may have significant exposure to technology-oriented companies and companies involved in artificial intelligence and related technologies from time to time. Such companies may be subject to heightened risks, including rapid product obsolescence, intense competition, reliance on intellectual property and proprietary technology, cybersecurity incidents and operational failures, dependence on key personnel, and sensitivity to the availability and cost of critical inputs (including advanced semiconductors, specialized equipment, cloud infrastructure, power, and data). Companies developing or deploying artificial intelligence may face additional risks related to model performance and reliability, data quality and availability, potential bias or misuse, evolving legal and regulatory requirements (including privacy, consumer protection, and intellectual property), increased litigation and reputational risk, and significant capital expenditures. Government actions, export controls, sanctions, or other restrictions affecting technology supply chains, cross-border data flows, or access to critical components could adversely affect such companies and the Fund.

Market Capitalization Risk [Member]
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Risk [Text Block]	Market Capitalization Risk.
Large-Capitalization Investing [Member]
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●	Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Mid-Capitalization Investing [Member]
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●	Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.

Small-Capitalization Investing [Member]
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●	Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

Sector Risk [Member]
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Sector Risk. Although the Fund will invest across multiple sectors, the focus on dividend-paying securities with strong shareholder yield characteristics may result in meaningful exposure to certain sectors—such as financials, utilities, energy, consumer staples, and industrials—that have historically featured higher dividend payout rates. Adverse developments in any of these sectors could disproportionately affect the Fund.

ETF Risks [Member]
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Risk [Text Block]	ETF Risks.
Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
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●	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares [Member]
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●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV [Member]
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●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading [Member]
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●	Trading. Although Shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Economic and Market Risk [Member]
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Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

Inflation Risk [Member]
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Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline. Dividend income may not keep pace with inflation over time.

Interest Rate Risk [Member]
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Interest Rate Risk. Dividend-paying equity securities may behave similarly to fixed income instruments and may decline in value when interest rates rise, as investors may prefer higher-yielding bonds over dividend stocks. Rising rates may also increase the cost of capital for companies that rely on debt to fund operations and buyback programs.

Management Risk [Member]
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Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

Models and Data Risk [Member]
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Models and Data Risk. The Sub-Adviser’s proprietary research is reliant on models and third-party data. When models and data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Some of the models used to construct the Fund are predictive in nature. The use of predictive models has inherent risks. For example, such models may incorrectly forecast future behavior, leading to potential losses. In addition, in unforeseen or certain low-probability scenarios (often involving a market disruption of some kind), such models may produce unexpected results, which can result in losses for the Fund. Furthermore, because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.

NAV Decline Risk Due to Distributions [Member]
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NAV Decline Risk Due to Distributions. If the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. To the extent the Fund distributes more than its net investment income and net realized capital gains in a given period, a portion of the distribution may constitute a return of capital, which could reduce the Fund’s NAV over time. Investors should not assume that the source of a distribution is net income.

Newer Fund Risk [Member]
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New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions. There can be no assurance that the Fund will maintain an economically viable size.

Operational Risk [Member]
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Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Risk Lose Money [Member]
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Risk [Text Block]	The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund.